Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	As of December 31,
	2024	2025
	RMB	RMB	US$
Raw materials	3,358	5,967	849
Low value consumables	34	34	5
Finished goods	6,492	6,290	895
Less: inventory impairment	(12)	-	-
	9,872	12,291	1,749